UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

The Institutional International Research Equity Fund terminated on July 20, 2007.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Institutional International Research Equity Fund did not have any investments as of period end because the fund terminated as of July 20, 2007.

MFS® Institutional International Equity Fund

3/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS
- 98.5%

Alcoholic Beverages - 6.5%
Diageo PLC	2,972,174	$59,879,712
Grupo Modelo S.A. de C.V., “C”	2,947,600	12,902,932
Heineken N.V.	1,130,990	65,673,757
Pernod Ricard S.A.	394,956	40,619,362

		$179,075,763

Apparel Manufacturers - 4.6%
Li & Fung Ltd.	4,713,000	$17,634,909
LVMH Moet Hennessy Louis Vuitton S.A. (l)	977,768	108,799,838

		$126,434,747

Automotive - 3.3%
Bayerische Motoren Werke AG	547,530	$30,238,147
Bridgestone Corp. (l)	1,152,400	19,679,720
Toyota Motor Corp.	792,000	39,892,323

		$89,810,190

Biotechnology - 0.6%
Actelion Ltd. (a)(l)	298,057	$16,246,199

Broadcasting - 2.8%
Societe Television Francaise 1	201,620	$4,432,901
Vivendi S.A.	520,670	20,339,537
WPP Group PLC	4,434,730	52,851,026

		$77,623,464

Brokerage & Asset Managers - 2.4%
Julius Baer Holding Ltd.	530,190	$39,065,789
Nomura Holdings, Inc. (l)	1,735,700	26,097,277

		$65,163,066

Business Services - 0.6%
Satyam Computer Services Ltd.	574,900	$5,679,502
Satyam Computer Services Ltd., ADR	537,560	12,143,480

		$17,822,982

Chemicals - 1.9%
Givaudan S.A.	52,230	$51,654,311

Conglomerates - 1.2%
Smiths Group PLC	1,763,966	$32,879,850

Consumer Goods & Services - 6.0%
Kao Corp.	2,750,000	$77,893,919
Reckitt Benckiser Group PLC	1,557,032	86,172,588

		$164,066,507

Electrical Equipment - 5.0%
Legrand S.A.	1,169,490	$36,677,328
OMRON Corp.	822,100	17,050,449
Schneider Electric S.A.	651,056	84,221,623

		$137,949,400

Electronics - 9.0%
Asahi Glass Co. Ltd.	1,104,000	$12,236,717
Canon, Inc.	1,791,600	82,977,671
Hirose Electric Co. Ltd. (l)	191,500	21,563,244
Hoya Corp.	1,392,400	32,986,436
Ricoh Co. Ltd.	2,168,000	36,221,614
Samsung Electronics Co. Ltd.	65,483	41,609,603
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,932,580	19,847,597

		$247,442,882

Energy - Independent - 1.7%
INPEX Holdings, Inc.	4,124	$46,269,987

Energy - Integrated - 4.2%
Royal Dutch Shell PLC, “A”	1,395,100	$48,052,603
TOTAL S.A.	900,852	66,884,282

		$114,936,885

Food & Beverages - 5.4%
Nestle S.A.	298,769	$149,241,649

Food & Drug Stores - 0.7%
Tesco PLC	2,508,708	$18,853,895

Gaming & Lodging - 2.0%
Ladbrokes PLC	3,680,304	$22,714,586
William Hill PLC	4,265,075	31,778,795

		$54,493,381

Insurance - 4.3%
AXA (l)	1,608,431	$58,363,955
QBE Insurance Group Ltd.	419,068	8,503,332
Swiss Reinsurance Co. (l)	595,626	52,011,229

		$118,878,516

Machinery & Tools - 1.1%
Fanuc Ltd.	300,600	$29,077,418

Major Banks - 3.5%
Erste Bank der oesterreichischen Sparkassen AG	783,580	$50,769,141
HSBC Holdings PLC	1,235,530	20,334,952
Intesa Sanpaolo S.p.A	3,620,166	25,512,514

		$96,616,607

Medical Equipment - 1.9%
Synthes, Inc.	363,464	$50,818,008

Metals & Mining - 0.8%
BHP Billiton PLC	695,040	$20,604,532

Natural Gas - Distribution - 1.9%
Gaz de France (l)	581,770	$35,113,370
Tokyo Gas Co. Ltd. (l)	3,860,000	15,632,210

		$50,745,580

Other Banks & Diversified Financials - 2.7%
Aeon Credit Service Co. Ltd.	1,121,600	$15,062,064
Komercni Banka A.S.	72,513	17,320,110
Shizuoka Bank Ltd. (l)	577,000	6,888,098
UBS AG	1,235,363	35,887,640

		$75,157,912

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS
- continued

Pharmaceuticals - 9.9%
Bayer AG	739,920	$59,280,205
GlaxoSmithKline PLC	2,456,020	51,915,957
Merck KGaA (l)	381,199	46,972,021
Roche Holding AG (l)	597,930	112,489,926

		$270,658,109

Printing & Publishing - 0.9%
Wolters Kluwer N.V.	885,800	$23,446,178

Railroad & Shipping - 0.9%
Canadian National Railway Co.	511,816	$24,730,949
Canadian National Railway Co.	21,010	1,015,203

		$25,746,152

Specialty Chemicals - 5.5%
L’Air Liquide S.A.	331,689	$50,556,455
Linde AG	527,510	74,508,963
Shin-Etsu Chemical Co. Ltd.	498,300	25,843,980

		$150,909,398

Telecommunications - Wireless - 0.4%
MTN Group Ltd.	683,790	$10,369,716

Telephone Services - 1.5%
Singapore Telecommunications Ltd.	14,560,050	$41,658,861

Trucking - 2.2%
TNT N.V.	1,399,180	$51,963,552
Yamato Holdings Co. Ltd. (l)	564,000	8,321,817

		$60,285,369

Utilities - Electric Power - 3.1%
E.ON AG	271,180	$50,189,268
SUEZ S.A.	521,160	34,194,355

		$84,383,623

Total Common Stocks		$2,699,321,137

MONEY MARKET FUNDS (V) - 1.2%
MFS Institutional Money Market
Portfolio, at Net Asset Value	33,078,391	$33,078,391

COLLATERAL FOR SECURITIES LOANED - 8.5%
Morgan Stanley, Repurchase Agreement, 2.25%, dated 3/31/08, due 4/01/08, total to be received $234,703,369 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Net Asset Value	234,688,701	$234,688,701

Total Investments (k)		$2,967,088,229

OTHER ASSETS, LESS LIABILITIES - (8.2)%		(225,880,434)

NET ASSETS - 100.0%		$2,741,207,795

(a)	Non-income producing security.
(k)	As of March 31, 2008, the fund had 19 securities that were fair valued, aggregating $478,998,592 and 16.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,706,914,224

Gross unrealized appreciation	$393,914,180
Gross unrealized depreciation	(133,740,175)

Net unrealized appreciation (depreciation)	$260,174,005

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $225,060,312. These loans were collateralized by cash of $234,688,701 and U.S. Treasury obligations of $3,007,044.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended March 31, 2008, is set forth below:

Underlying Fund	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money Market Portfolio	—	628,573,634	(595,495,243)	33,078,391

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,408,203	$33,078,391

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

France	19.7%
Japan	18.7%
Switzerland	18.5%
Great Britian	16.3%
Germany	9.5%
Netherlands	5.1%
Austria	1.9%
Singapore	1.5%
South Korea	1.5%
Other Countries	7.3%

3

MFS® Institutional Large Cap Value Fund

3/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%

Aerospace - 7.7%
Lockheed Martin Corp.	19,850	$1,971,102
Northrop Grumman Corp.	9,890	769,541
Raytheon Co.	2,110	136,327
United Technologies Corp.	11,990	825,152

		$3,702,122

Alcoholic Beverages - 1.1%
Diageo PLC, ADR	6,710	$545,657

Apparel Manufacturers - 1.7%
NIKE, Inc., “B”	12,380	$841,840

Automotive - 0.5%
Johnson Controls, Inc.	7,060	$238,628

Broadcasting - 2.3%
Omnicom Group, Inc.	9,900	$437,382
Walt Disney Co.	15,580	488,900
WPP Group PLC, ADR	3,460	206,354

		$1,132,636

Brokerage & Asset Managers - 3.5%
Franklin Resources, Inc.	4,980	$483,010
Goldman Sachs Group, Inc.	4,350	719,447
Lehman Brothers Holdings, Inc.	4,830	181,801
Merrill Lynch & Co., Inc.	7,270	296,180

		$1,680,438

Business Services - 2.5%
Accenture Ltd., “A”	20,570	$723,447
Automatic Data Processing, Inc.	2,400	101,736
Visa, Inc., “A” (a)	6,050	377,278

		$1,202,461

Chemicals - 1.9%
3M Co.	2,800	$221,620
PPG Industries, Inc.	11,310	684,368

		$905,988

Computer Software - 1.9%
Oracle Corp. (a)	47,900	$936,924

Computer Software - Systems - 2.4%
Hewlett-Packard Co.	9,410	$429,661
International Business Machines Corp.	6,180	711,565

		$1,141,226

Construction - 2.7%
Masco Corp.	31,750	$629,603
Sherwin-Williams Co.	5,580	284,803
Toll Brothers, Inc. (a)	16,340	383,663

		$1,298,069

Consumer Goods & Services - 1.5%
Procter & Gamble Co.	10,220	$716,115

Containers - 0.1%
Smurfit-Stone Container Corp. (a)	8,010	$61,677

Electrical Equipment - 1.4%
Rockwell Automation, Inc.	5,090	$292,268
W.W. Grainger, Inc.	5,230	399,520

		$691,788

Electronics - 1.8%
Intel Corp.	40,220	$851,860

Energy - Independent - 4.0%
Apache Corp.	5,410	$653,636
Devon Energy Corp.	7,740	807,514
EOG Resources, Inc.	3,990	478,800

		$1,939,950

Energy - Integrated - 10.7%
Chevron Corp.	4,903	$418,520
ConocoPhillips	8,190	624,160
Exxon Mobil Corp.	16,740	1,415,869
Hess Corp.	9,590	845,646
Marathon Oil Corp.	6,220	283,632
Royal Dutch Shell PLC, ADR	3,510	242,120
TOTAL S.A., ADR	18,210	1,347,722

		$5,177,669

Food & Beverages - 4.2%
General Mills, Inc.	7,400	$443,112
Kellogg Co.	11,070	581,839
Nestle S.A., ADR	5,390	674,559
PepsiCo, Inc.	4,504	325,189

		$2,024,699

Food & Drug Stores - 1.1%
CVS Caremark Corp.	13,390	$542,429

Gaming & Lodging - 1.2%
Royal Caribbean Cruises Ltd.	17,400	$572,460

General Merchandise - 1.3%
Macy’s, Inc.	26,110	$602,097

Health Maintenance Organizations - 1.3%
UnitedHealth Group, Inc.	7,890	$271,100
WellPoint, Inc. (a)	8,220	362,749

		$633,849

Insurance - 9.1%
Allstate Corp.	31,376	$1,507,931
Aon Corp.	3,500	140,700
Chubb Corp.	5,850	289,458
Genworth Financial, Inc., “A”	18,790	425,406
Hartford Financial Services Group, Inc.	5,820	440,981
MetLife, Inc.	21,030	1,267,268
Prudential Financial, Inc.	4,190	327,868

		$4,399,612

Machinery & Tools - 1.2%
Eaton Corp.	1,820	$144,999
Ingersoll-Rand Co. Ltd., “A”	7,500	334,350
Timken Co.	3,790	112,639

		$591,988

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Major Banks - 7.3%
Bank of America Corp.	26,950	$1,021,675
Bank of New York Mellon Corp.	20,516	856,133
PNC Financial Services Group, Inc.	7,680	503,578
State Street Corp.	7,460	589,340
SunTrust Banks, Inc.	9,730	536,512

		$3,507,238

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	2,100	$50,589

Other Banks & Diversified Financials - 2.9%
American Express Co.	6,475	$283,087
Citigroup, Inc.	24,110	516,436
UBS AG	20,390	587,232

		$1,386,755

Pharmaceuticals - 7.2%
Abbott Laboratories	3,930	$216,740
GlaxoSmithKline PLC, ADR	5,380	228,273
Johnson & Johnson	17,470	1,133,279
Merck & Co., Inc.	20,260	768,867
Pfizer, Inc.	14,040	293,857
Wyeth	19,420	810,979

		$3,451,995

Railroad & Shipping - 1.0%
Burlington Northern Santa Fe Corp.	4,960	$457,411

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,430	$315,560
Praxair, Inc.	2,330	196,256

		$511,816

Specialty Stores - 0.7%
Advance Auto Parts, Inc.	2,910	$99,086
Staples, Inc.	10,590	234,145

		$333,231

Telecommunications - Wireless - 0.9%
Vodafone Group PLC, ADR	15,196	$448,434

Telephone Services - 3.4%
AT&T, Inc.	28,560	$1,093,848
Embarq Corp.	7,385	296,139
Verizon Communications, Inc.	7,110	259,160

		$1,649,147

Tobacco - 3.0%
Altria Group, Inc.	16,380	$363,636
Philip Morris International, Inc. (a)	21,780	1,101,632

		$1,465,268

Utilities - Electric Power - 4.3%
Dominion Resources, Inc.	14,168	$578,621
Entergy Corp.	3,520	383,962
FPL Group, Inc.	6,410	402,163
PG&E Corp.	6,410	236,016
PPL Corp.	3,470	159,342
Public Service Enterprise Group, Inc.	8,000	$321,520

		$2,081,624

Total Common Stocks		$47,775,690

MONEY MARKET FUNDS (V) - 0.8%
MFS Institutional Money Market Portfolio, 2.86%, at Net Asset Value	400,964	$400,964

Total Investments		$48,176,654

OTHER ASSETS, LESS LIABILITIES - 0.2%		89,654

NET ASSETS - 100.0%		$48,266,308

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 3/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$44,660,615

Gross unrealized appreciation	$7,248,946
Gross unrealized depreciation	(3,732,907)

Net unrealized appreciation (depreciation)	$3,516,039

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended March 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	709,497	1,040,198	(1,348,731)	400,964

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$17,573	$400,964

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.